Fair Value Measurements - Carrying Amount and Estimated Fair Value of Financial Instruments (Parenthetical) (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair value of financial liabilities measured utilizing Level 2 included in fair value	$ 6.5
Fair value of financial liabilities measured utilizing Level 3 included in fair value	$ 6.9